Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	As At March 31
	2018	2017
	(in thousands)
Non-Current
Derivative liabilities – Held for trading
Interest rate cap	$—	$(12,553)